Finance income and cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Interest on cash and equivalents	$ 34,312	$ 39,941	$ 32,461
Interest on recovery of guarantee deposits	12,747	8,079	4,611
Interest on cash and equivalents held in the trust CIB/3249	782	1,424	1,150
Total finance income	$ 47,841	$ 49,444	$ 38,222